Financial Instruments and Financial Risk Management - Schedule of Fixed and Market Price Contract (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) kJ MWh $ / gigajoule $ / MWh $ / barrel bbl	Dec. 31, 2018 CAD ($) kJ MWh $ / gigajoule $ / MWh $ / barrel bbl
Natural gas | Sales
Derivative
Notional volume (GJ) | kJ	698,126,985	858,640,810
Fair Value ($)	$ 28.9	$ 19.0
Natural gas | Sales | Minimum
Derivative
Fixed price | $ / gigajoule	1.32	1.07
Period (months)	1 month	1 month
Natural gas | Sales | Maximum
Derivative
Fixed price | $ / gigajoule	6.81	12.19
Period (months)	166 months	178 months
Natural gas | Purchases
Derivative
Notional volume (GJ) | kJ	1,406,991,689	1,638,207,391
Fair Value ($)	$ (104.4)	$ (179.5)
Natural gas | Purchases | Minimum
Derivative
Fixed price | $ / gigajoule	0.22	0.69
Period (months)	1 month	1 month
Natural gas | Purchases | Maximum
Derivative
Fixed price | $ / gigajoule	6.81	16.26
Period (months)	167 months	179 months
Natural gas | Swaps
Derivative
Notional volume (GJ) | kJ	541,652,374	621,578,572
Fair Value ($)	$ (1.7)	$ 20.9
Natural gas | Swaps | Minimum
Derivative
Fixed price | $ / gigajoule	0.22	2.56
Period (months)	1 month	1 month
Natural gas | Swaps | Maximum
Derivative
Fixed price | $ / gigajoule	10.24	15.37
Period (months)	51 months	231 months
Energy exports | Swaps
Derivative
Notional volume (Bbl) | bbl	9,374,826
Fair Value ($)	$ (75.4)
Energy exports | Swaps | Minimum
Derivative
Fixed price | $ / barrel	21.49
Period (months)	1 month
Energy exports | Swaps | Maximum
Derivative
Fixed price | $ / barrel	29.71
Period (months)	27 months
NGL frac spread | Swaps | Propane
Derivative
Notional volume (Bbl) | bbl		1,725,114
Fair Value ($)		$ 12.6
NGL frac spread | Swaps | Butane swaps
Derivative
Notional volume (Bbl) | bbl	346,852	74,371
Fair Value ($)	$ (0.5)	$ 1.2
NGL frac spread | Swaps | Crude oil swaps
Derivative
Notional volume (Bbl) | bbl	212,587	329,230
Fair Value ($)	$ (0.9)	$ 6.0
NGL frac spread | Swaps | Gas purchase
Derivative
Notional volume (GJ) | kJ	3,883,992	9,490,365
Fair Value ($)	$ 0.0	$ (3.8)
NGL frac spread | Swaps | Minimum | Propane
Derivative
Fixed price | $ / barrel		38.89
Period (months)		1 month
NGL frac spread | Swaps | Minimum | Butane swaps
Derivative
Fixed price | $ / barrel	73.02	52.95
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Crude oil swaps
Derivative
Fixed price | $ / barrel	73.02	79.64
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Gas purchase
Derivative
Fixed price | $ / gigajoule	1.58	1.38
Period (months)	1 month	1 month
NGL frac spread | Swaps | Maximum | Propane
Derivative
Fixed price | $ / barrel		47.63
Period (months)		12 months
NGL frac spread | Swaps | Maximum | Butane swaps
Derivative
Fixed price | $ / barrel	75.15	55.26
Period (months)	12 months	12 months
NGL frac spread | Swaps | Maximum | Crude oil swaps
Derivative
Fixed price | $ / barrel	75.15	86.28
Period (months)	12 months	12 months
NGL frac spread | Swaps | Maximum | Gas purchase
Derivative
Fixed price | $ / gigajoule	1.86	1.68
Period (months)	12 months	12 months
Power | Sales
Derivative
Notional volume (GJ) | MWh	8,034,024	11,881,575,000,000
Fair Value ($)	$ 39.0	$ (1.9)
Power | Sales | Minimum
Derivative
Fixed price | $ / MWh	31.63	26.90
Period (months)	1 month	1 month
Power | Sales | Maximum
Derivative
Fixed price | $ / MWh	66.76	95.03
Period (months)	42 months	60 months
Power | Purchases
Derivative
Notional volume (GJ) | MWh	8,552,467	8,507,874,000,000
Fair Value ($)	$ (27.3)	$ 16.4
Power | Purchases | Minimum
Derivative
Fixed price | $ / MWh	31.63	25.50
Period (months)	1 month	1 month
Power | Purchases | Maximum
Derivative
Fixed price | $ / MWh	66.76	50.25
Period (months)	60 months	42 months
Power | Swaps
Derivative
Notional volume (GJ) | MWh	25,058,577	20,957,180,000,000
Fair Value ($)	$ (23.8)	$ (22.3)
Power | Swaps | Minimum
Derivative
Fixed price | $ / MWh	(7.88)	(6.07)
Period (months)	1 month	1 month
Power | Swaps | Maximum
Derivative
Fixed price | $ / MWh	74.26	76.18
Period (months)	48 months	48 months